April 29, 2010

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Vanguard Index Funds (the “Trust”)

            File No. 2-56846

Commissioners:

Enclosed is the 116th Post-Effective Amendment to the Trust’s registration statement on Form N-1A, which is being filed pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933. This amendment follows a request for permission to file pursuant to Rule 485(b)(1)(vii) that was submitted on February 26, 2010. This Amendment also includes (1) audited financial statements for the fiscal year ended December 31, 2009, and (2) a number of non-material editorial changes. This amendment does not contain disclosures that would render it ineligible to become effective under 485(b).

The Trust certifies that the new disclosure required under new Form N-1A is substantially similar to the disclosure contained in the registration statement that was filed pursuant to Rule 485(a) on December 23, 2009 for the Vanguard International Equity Index Funds, Post-Effective Amendment No. 64, which was reviewed and commented on by the Staff, and that all other disclosure contained in this filing is otherwise eligible to become effective under paragraph (b) under Rule 485. Pursuant to the requirements of 485(b), it is hereby requested that the Amendment become effective on April 29, 2010.

Sincerely,

Lisa L. Matson

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:        Christian Sandoe, Esq.

            U.S. Securities & Exchange Commission